Fees Summary	Mar. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,667,008.42
Total Fee Amount	1,749.31
Total Offset Amount	0.00
Net Fee	$ 1,749.31
Offering Table N/A
Offset Table N/A	N/A